Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2021
Accrued expenses and other liabilities
17
.
 Accrued expenses and other liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2020		2021		2021
	(In millions)
Bills payable	Rs.	75,837.2	Rs.	124,241.9	US$	1,698.7
Remittances in transit		35,507.3		54,657.2		747.3
Accrued expenses		54,898.3		69,103.2		944.8
Accounts payable		103,386.2		143,827.0		1,966.5
Der ivat ives (refer to note 2 3 )		184,783.0		81,880.0		1,119.5
Lease liabilities		65,615.1		70,422.0		962.8
Others		91,300.1		86,965.1		1,189.0

Total	Rs.	611,327.2	Rs.	631,096.4	US$	8,628.6

The Bank amortizes annual fees on credit cards over the contractual period of the fees. The unamortized annual fees as of March 31, 2020 and March 31, 2021 was Rs. 786.8 million and Rs. 1,097.4 million (US$ 15.0 million), respectively.